Shareholder Report	12 Months Ended
Sep. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Vanguard Horizon Funds
Entity Central Index Key	0000932471
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
C000007112
Shareholder Report [Line Items]
Fund Name	Strategic Equity Fund
Class Name	Investor Shares
Trading Symbol	VSEQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Strategic Equity Fund (the "Fund") for the period of October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$20	0.17%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.17%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended September 30, 2024, the Fund outperformed the MSCI US Small + Mid Cap 2200 Index, its expense-free benchmark.

  U.S. economic growth hovered around 3% on a year-over-year basis during the period, quelling recession fears. The Federal Reserve began cutting interest rates for the first time since early 2020, and the year-over-year rate of consumer price inflation eased to around 2.5%. Even with some negative monthly returns, U.S. stocks finished the period up sharply.

  Seven of the Fund’s 11 industry sectors outperformed those of its benchmark on a relative basis. Driving the Fund’s relative outperformance was selection in financials, consumer discretionary, and information technology. Communication services and energy were the only sectors that held back relative performance. Industrials and real estate produced results in line with those of the Fund’s benchmark.

  For the 10 years ended September 30, 2024, the Fund’s average annual return surpassed that of its benchmark.

Line Graph [Table Text Block]
	Investor Shares	MSCI US Small + Mid Cap 2200 Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2014	$10,000	$10,000	$10,000
2014	$10,651	$10,653	$10,523
2015	$11,200	$11,152	$10,712
2015	$11,074	$11,093	$10,725
2015	$10,201	$10,065	$9,945
2015	$10,501	$10,437	$10,569
2016	$10,545	$10,574	$10,666
2016	$10,594	$10,922	$10,945
2016	$11,284	$11,528	$11,430
2016	$12,382	$12,083	$11,903
2017	$12,757	$12,648	$12,592
2017	$12,967	$12,937	$12,971
2017	$13,346	$13,514	$13,564
2017	$14,089	$14,276	$14,422
2018	$14,155	$14,280	$14,335
2018	$14,670	$14,963	$14,890
2018	$15,433	$15,665	$15,948
2018	$12,411	$12,948	$13,658
2019	$14,367	$15,041	$15,576
2019	$14,623	$15,540	$16,212
2019	$14,563	$15,494	$16,397
2019	$15,731	$16,671	$17,878
2020	$10,707	$11,917	$14,131
2020	$13,389	$15,047	$17,252
2020	$14,259	$16,094	$18,818
2020	$17,346	$19,929	$21,595
2021	$19,807	$22,076	$22,988
2021	$21,268	$23,509	$24,893
2021	$21,100	$23,151	$24,864
2021	$22,699	$24,493	$27,136
2022	$21,950	$23,092	$25,671
2022	$18,454	$19,249	$21,349
2022	$17,974	$18,621	$20,375
2022	$20,020	$20,263	$21,837
2023	$20,674	$20,837	$23,419
2023	$21,937	$21,870	$25,384
2023	$21,027	$20,802	$24,549
2023	$23,865	$23,539	$27,527
2024	$26,163	$25,306	$30,292
2024	$25,254	$24,424	$31,274
2024	$27,816	$26,764	$33,200

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Investor Shares	32.29%	13.82%	10.77%
MSCI US Small + Mid Cap 2200 Index	28.66%	11.55%	10.35%
Dow Jones U.S. Total Stock Market Float Adjusted Index	35.24%	15.15%	12.75%

AssetsNet	$ 9,055,000,000
Holdings Count | Holding	543
Advisory Fees Paid, Amount	$ 2,335,000
InvestmentCompanyPortfolioTurnover	63.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of September 30, 2024)

Fund Net Assets (in millions)	$9,055
Number of Portfolio Holdings	543
Portfolio Turnover Rate	63%
Total Investment Advisory Fees (in thousands)	$2,335

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of September 30, 2024)

Communication Services	3.4%
Consumer Discretionary	12.0%
Consumer Staples	4.0%
Energy	3.5%
Financials	15.8%
Health Care	10.9%
Industrials	18.8%
Information Technology	14.0%
Materials	5.7%
Real Estate	7.1%
Utilities	4.5%
Other Assets and Liabilities—Net	0.3%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007114
Shareholder Report [Line Items]
Fund Name	Capital Opportunity Fund
Class Name	Admiral™ Shares
Trading Symbol	VHCAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Capital Opportunity Fund (the "Fund") for the period of October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$41	0.36%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended September 30, 2024, the Fund underperformed its benchmark, the Russell Midcap Growth Index.

  U.S. economic growth hovered around 3% on a year-over-year basis during the period, quelling recession fears. The Federal Reserve began cutting interest rates for the first time since early 2020, and the year-over-year rate of consumer price inflation eased to around 2.5%. Even with some negative monthly returns, U.S. stocks finished the period up sharply.

  Though the Fund recorded a strong result in absolute terms, its shortfall relative to its benchmark reflected challenges with both security selection and sector allocation. The Fund outperformed the index in just four of 11 market sectors.

  Selection in consumer discretionary, industrials, and communication services was one of the largest sources of underperformance. Bright spots included the Fund’s selection in health care and information technology and its underweight allocation to consumer staples, the only sector where share prices fell on average.

  The Fund’s long-term record remains strong.

Line Graph [Table Text Block]
	Admiral Shares	Russell Midcap Growth Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2014	$50,000	$50,000	$50,000
2014	$53,387	$52,919	$52,614
2015	$55,654	$55,765	$53,561
2015	$55,237	$55,129	$53,625
2015	$50,892	$50,724	$49,727
2015	$54,811	$52,813	$52,846
2016	$53,051	$53,119	$53,329
2016	$52,335	$53,949	$54,723
2016	$58,668	$56,426	$57,150
2016	$60,646	$56,683	$59,514
2017	$65,752	$60,591	$62,962
2017	$70,076	$63,145	$64,856
2017	$73,840	$66,481	$67,818
2017	$78,344	$71,006	$72,109
2018	$79,706	$72,550	$71,673
2018	$81,757	$74,841	$74,449
2018	$89,433	$80,510	$79,740
2018	$75,452	$67,633	$68,290
2019	$84,940	$80,903	$77,878
2019	$85,769	$85,273	$81,062
2019	$85,009	$84,699	$81,983
2019	$96,038	$91,622	$89,391
2020	$76,101	$73,261	$70,654
2020	$92,994	$95,431	$86,261
2020	$100,823	$104,376	$94,089
2020	$118,019	$124,227	$107,976
2021	$128,317	$123,525	$114,939
2021	$139,506	$137,202	$124,465
2021	$135,949	$136,159	$124,318
2021	$142,929	$140,039	$135,680
2022	$133,620	$122,422	$128,354
2022	$114,935	$96,625	$106,744
2022	$108,225	$95,994	$101,873
2022	$117,959	$102,619	$109,183
2023	$126,218	$111,995	$117,093
2023	$134,921	$118,977	$126,920
2023	$135,591	$112,761	$122,744
2023	$148,166	$129,164	$137,635
2024	$161,683	$141,430	$151,462
2024	$166,412	$136,885	$156,368
2024	$169,612	$145,839	$166,000

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Admiral Shares	25.09%	14.82%	12.99%
Russell Midcap Growth Index	29.33%	11.48%	11.30%
Dow Jones U.S. Total Stock Market Float Adjusted Index	35.24%	15.15%	12.75%

AssetsNet	$ 23,115,000,000
Holdings Count | Holding	192
Advisory Fees Paid, Amount	$ 48,407,000
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of September 30, 2024)

Fund Net Assets (in millions)	$23,115
Number of Portfolio Holdings	192
Portfolio Turnover Rate	9%
Total Investment Advisory Fees (in thousands)	$48,407

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of September 30, 2024)

Communication Services	5.9%
Consumer Discretionary	10.2%
Consumer Staples	0.7%
Energy	3.2%
Financials	7.2%
Health Care	30.1%
Industrials	11.7%
Information Technology	26.8%
Materials	0.6%
Other Assets and Liabilities—Net	3.6%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007113
Shareholder Report [Line Items]
Fund Name	Capital Opportunity Fund
Class Name	Investor Shares
Trading Symbol	VHCOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Capital Opportunity Fund (the "Fund") for the period of October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$48	0.43%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.43%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended September 30, 2024, the Fund underperformed its benchmark, the Russell Midcap Growth Index.

  U.S. economic growth hovered around 3% on a year-over-year basis during the period, quelling recession fears. The Federal Reserve began cutting interest rates for the first time since early 2020, and the year-over-year rate of consumer price inflation eased to around 2.5%. Even with some negative monthly returns, U.S. stocks finished the period up sharply.

  Though the Fund recorded a strong result in absolute terms, its shortfall relative to its benchmark reflected challenges with both security selection and sector allocation. The Fund outperformed the index in just four of 11 market sectors.

  Selection in consumer discretionary, industrials, and communication services was one of the largest sources of underperformance. Bright spots included the Fund’s selection in health care and information technology and its underweight allocation to consumer staples, the only sector where share prices fell on average.

  The Fund’s long-term record remains strong.

Line Graph [Table Text Block]
	Investor Shares	Russell Midcap Growth Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2014	$10,000	$10,000	$10,000
2014	$10,676	$10,584	$10,523
2015	$11,128	$11,153	$10,712
2015	$11,041	$11,026	$10,725
2015	$10,172	$10,145	$9,945
2015	$10,953	$10,563	$10,569
2016	$10,599	$10,624	$10,666
2016	$10,454	$10,790	$10,945
2016	$11,718	$11,285	$11,430
2016	$12,110	$11,337	$11,903
2017	$13,127	$12,118	$12,592
2017	$13,989	$12,629	$12,971
2017	$14,738	$13,296	$13,564
2017	$15,634	$14,201	$14,422
2018	$15,902	$14,510	$14,335
2018	$16,309	$14,968	$14,890
2018	$17,837	$16,102	$15,948
2018	$15,048	$13,527	$13,658
2019	$16,935	$16,181	$15,576
2019	$17,098	$17,055	$16,212
2019	$16,943	$16,940	$16,397
2019	$19,139	$18,324	$17,878
2020	$15,161	$14,652	$14,131
2020	$18,525	$19,086	$17,252
2020	$20,080	$20,875	$18,818
2020	$23,500	$24,845	$21,595
2021	$25,548	$24,705	$22,988
2021	$27,770	$27,440	$24,893
2021	$27,058	$27,232	$24,864
2021	$28,441	$28,008	$27,136
2022	$26,587	$24,484	$25,671
2022	$22,864	$19,325	$21,349
2022	$21,525	$19,199	$20,375
2022	$23,457	$20,524	$21,837
2023	$25,098	$22,399	$23,419
2023	$26,821	$23,795	$25,384
2023	$26,950	$22,552	$24,549
2023	$29,443	$25,833	$27,527
2024	$32,127	$28,286	$30,292
2024	$33,060	$27,377	$31,274
2024	$33,689	$29,168	$33,200

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Investor Shares	25.01%	14.74%	12.91%
Russell Midcap Growth Index	29.33%	11.48%	11.30%
Dow Jones U.S. Total Stock Market Float Adjusted Index	35.24%	15.15%	12.75%

AssetsNet	$ 23,115,000,000
Holdings Count | Holding	192
Advisory Fees Paid, Amount	$ 48,407,000
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of September 30, 2024)

Fund Net Assets (in millions)	$23,115
Number of Portfolio Holdings	192
Portfolio Turnover Rate	9%
Total Investment Advisory Fees (in thousands)	$48,407

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of September 30, 2024)

Communication Services	5.9%
Consumer Discretionary	10.2%
Consumer Staples	0.7%
Energy	3.2%
Financials	7.2%
Health Care	30.1%
Industrials	11.7%
Information Technology	26.8%
Materials	0.6%
Other Assets and Liabilities—Net	3.6%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007115
Shareholder Report [Line Items]
Fund Name	Global Equity Fund
Class Name	Investor Shares
Trading Symbol	VHGEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Global Equity Fund (the "Fund") for the period of October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$50	0.43%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.43%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended September 30, 2024, the Fund narrowly underperformed its benchmark, the MSCI All Country World Index.

  Global economic growth appeared relatively stable at around 3% during the period and U.S. recession fears faded. With inflation continuing to moderate across much of the world, major central banks including the European Central Bank, the Bank of England, and the U.S. Federal Reserve began lowering policy rates.

  In an environment where money market yields in excess of 5% paled in comparison to substantial stock gains, the Fund’s modest allocation to cash was the greatest drag on relative performance.

  On a geographic basis, the Fund’s North American holdings detracted most from relative performance, due to a combination of stock selection and allocation decisions, while European stock selection helped.

  At the sector level, an underweight to information technology and the Fund’s specific IT holdings proved the biggest detractor. An underweight position in energy contributed to performance, as did stock selection in communication services.

Line Graph [Table Text Block]
	Investor Shares	MSCI All Country World Index Net
2014	$10,000	$10,000
2014	$10,120	$10,041
2015	$10,498	$10,273
2015	$10,485	$10,309
2015	$9,591	$9,334
2015	$10,095	$9,804
2016	$10,070	$9,827
2016	$10,121	$9,924
2016	$10,753	$10,451
2016	$10,759	$10,575
2017	$11,560	$11,305
2017	$12,323	$11,789
2017	$12,995	$12,399
2017	$13,748	$13,110
2018	$13,800	$12,984
2018	$13,844	$13,053
2018	$14,323	$13,611
2018	$12,489	$11,876
2019	$14,103	$13,322
2019	$14,731	$13,803
2019	$14,636	$13,799
2019	$16,077	$15,034
2020	$12,638	$11,822
2020	$15,415	$14,094
2020	$16,846	$15,240
2020	$19,676	$17,478
2021	$20,680	$18,277
2021	$22,085	$19,628
2021	$21,612	$19,422
2021	$22,259	$20,718
2022	$20,223	$19,608
2022	$17,133	$16,537
2022	$15,663	$15,409
2022	$17,220	$16,913
2023	$18,823	$18,149
2023	$20,053	$19,270
2023	$18,829	$18,615
2023	$21,267	$20,669
2024	$22,980	$22,363
2024	$23,143	$23,004
2024	$24,674	$24,526

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Investor Shares	31.04%	11.01%	9.45%
MSCI All Country World Index Net	31.76%	12.19%	9.39%

AssetsNet	$ 8,426,000,000
Holdings Count | Holding	197
Advisory Fees Paid, Amount	$ 15,977,000
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of September 30, 2024)

Fund Net Assets (in millions)	$8,426
Number of Portfolio Holdings	197
Portfolio Turnover Rate	38%
Total Investment Advisory Fees (in thousands)	$15,977

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of September 30, 2024)

North America	61.6%
Europe	20.6%
Asia	12.7%
South America	1.2%
Oceania	0.6%
Other	0.2%
Other Assets and Liabilities—Net	3.1%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000033747
Shareholder Report [Line Items]
Fund Name	Strategic Small-Cap Equity Fund
Class Name	Investor Shares
Trading Symbol	VSTCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Strategic Small-Cap Equity Fund (the "Fund") for the period of October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$30	0.26%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.26%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended September 30, 2024, the Fund outperformed the MSCI US Small Cap 1750 Index, its expense-free benchmark.

  U.S. economic growth hovered around 3% on a year-over-year basis during the period, quelling recession fears. The Federal Reserve began cutting interest rates for the first time since early 2020, and the year-over-year rate of consumer price inflation eased to around 2.5%. Even with some negative monthly returns, U.S. stocks finished the period up sharply.

  Eight of the Fund’s 11 industry sectors outperformed those of its benchmark on a relative basis. Selection in financials, consumer discretionary, and industrials drove relative outperformance the most. Communication services and materials were the only sectors that held back performance. Real estate produced results in line with those of the Fund’s benchmark.

  For the 10 years ended September 30, 2024, the Fund’s average annual return surpassed that of its benchmark.

Line Graph [Table Text Block]
	Investor Shares	MSCI US Small Cap 1750 Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2014	$10,000	$10,000	$10,000
2014	$10,792	$10,695	$10,523
2015	$11,310	$11,183	$10,712
2015	$11,173	$11,169	$10,725
2015	$10,210	$9,949	$9,945
2015	$10,456	$10,261	$10,569
2016	$10,539	$10,336	$10,666
2016	$10,636	$10,692	$10,945
2016	$11,347	$11,484	$11,430
2016	$12,614	$12,356	$11,903
2017	$12,815	$12,750	$12,592
2017	$12,917	$12,980	$12,971
2017	$13,524	$13,680	$13,564
2017	$13,917	$14,229	$14,422
2018	$13,905	$14,133	$14,335
2018	$14,987	$15,165	$14,890
2018	$15,706	$15,740	$15,948
2018	$12,259	$12,666	$13,658
2019	$13,848	$14,596	$15,576
2019	$13,779	$14,885	$16,212
2019	$13,678	$14,649	$16,397
2019	$14,974	$15,941	$17,878
2020	$9,798	$10,986	$14,131
2020	$12,338	$13,869	$17,252
2020	$12,919	$14,564	$18,818
2020	$16,229	$18,999	$21,595
2021	$19,232	$21,622	$22,988
2021	$20,610	$22,758	$24,893
2021	$20,160	$22,174	$24,864
2021	$21,663	$23,004	$27,136
2022	$20,753	$21,695	$25,671
2022	$17,430	$18,062	$21,349
2022	$16,886	$17,513	$20,375
2022	$18,857	$18,906	$21,837
2023	$19,483	$19,579	$23,419
2023	$20,479	$20,581	$25,384
2023	$19,775	$19,644	$24,549
2023	$22,870	$22,513	$27,527
2024	$24,594	$23,616	$30,292
2024	$23,726	$22,871	$31,274
2024	$26,122	$24,870	$33,200

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Investor Shares	32.09%	13.81%	10.08%
MSCI US Small Cap 1750 Index	26.60%	11.17%	9.54%
Dow Jones U.S. Total Stock Market Float Adjusted Index	35.24%	15.15%	12.75%

AssetsNet	$ 1,777,000,000
Holdings Count | Holding	529
Advisory Fees Paid, Amount	$ 447,000
InvestmentCompanyPortfolioTurnover	64.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of September 30, 2024)

Fund Net Assets (in millions)	$1,777
Number of Portfolio Holdings	529
Portfolio Turnover Rate	64%
Total Investment Advisory Fees (in thousands)	$447

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of September 30, 2024)

Communication Services	2.8%
Consumer Discretionary	12.7%
Consumer Staples	3.5%
Energy	4.3%
Financials	18.0%
Health Care	13.5%
Industrials	18.9%
Information Technology	12.0%
Materials	5.1%
Real Estate	6.4%
Utilities	2.4%
Other Assets and Liabilities—Net	0.4%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature